Investment Securities (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment securities
Available-for-sale securities, Cost	$ 76,300,000		$ 76,300,000		$ 178,800,000	$ 285,700,000
Available-for-sale securities, Gross Unrealized Gain	2,700,000		2,700,000		1,700,000	1,600,000
Available-for-sale securities, Gross Unrealized (Loss) excluding OTTI					(100,000)	(100,000)
Available-for-sale securities, Fair Value	79,000,000		79,000,000		180,400,000	287,200,000
Cost method investments, Cost	9,100,000		9,100,000		13,400,000	23,700,000
Cost method investments, Fair Value	9,100,000		9,100,000		13,400,000	23,700,000
Totals, Cost	85,400,000		85,400,000		192,200,000	309,400,000
Totals, Fair Value	88,100,000		88,100,000		193,800,000	310,900,000
Additional information regarding available-for-sale securities
Proceeds from sales	91,400,000	104,200,000	257,000,000	271,900,000
Purchases	29,500,000	51,800,000	142,300,000	142,500,000	194,100,000	269,700,000	44,400,000
Gross realized gains included in earnings as a result of sales	300,000	1,100,000	1,300,000	4,300,000	4,400,000	3,600,000	6,200,000
Net unrealized gains included in OCI, net of tax	300,000		2,200,000	2,600,000	2,900,000	(2,000,000)	7,700,000
Net gains reclassified out of OCI into earnings, net of tax	200,000	800,000	1,200,000	2,800,000	2,700,000	(2,800,000)	(19,800,000)
Maturity information for the investments in debt securities
Due within one year	59,800,000		59,800,000
Due after one year through five years	3,500,000		3,500,000
Due after 10 years	13,700,000		13,700,000
Total debt securities	77,000,000		77,000,000		179,800,000
Impairment related to a cost method investment		8,700,000
Amount of cost method assets for which fair value estimation deemed impracticable	3,800,000		3,800,000		8,000,000
Student loan auction rate securities
Investment securities
Available-for-sale securities, Cost	12,800,000		12,800,000		37,600,000	169,300,000
Available-for-sale securities, Gross Unrealized Gain	800,000		800,000		1,200,000	1,200,000
Available-for-sale securities, Fair Value	13,600,000		13,600,000		38,800,000	170,500,000
Corporate bonds
Investment securities
Available-for-sale securities, Cost	6,100,000		6,100,000		6,600,000	10,300,000
Available-for-sale securities, Gross Unrealized (Loss) excluding OTTI						(100,000)
Available-for-sale securities, Fair Value	6,100,000		6,100,000		6,600,000	10,200,000
Securities in a continuous unrealized loss position with unrealized losses presented by length of time
Less than 12 months, Fair Value						10,200,000
Less than 12 months, Unrealized Losses						100,000
Total Fair Value						10,200,000
Total Unrealized Losses						(100,000)
State and municipal obligations
Investment securities
Available-for-sale securities, Cost	57,300,000		57,300,000		134,500,000	96,000,000
Available-for-sale securities, Gross Unrealized (Loss) excluding OTTI					(100,000)
Available-for-sale securities, Fair Value	57,300,000		57,300,000		134,400,000	96,000,000
Securities in a continuous unrealized loss position with unrealized losses presented by length of time
Less than 12 months, Fair Value					45,300,000
More than 12 months, Fair Value					100,000
Total Fair Value					45,400,000
Total Unrealized Losses					(100,000)
State and municipal obligations | Maximum
Securities in a continuous unrealized loss position with unrealized losses presented by length of time
Less than 12 months, Unrealized Losses					50,000
More than 12 months, Unrealized Losses					50,000
Preferred stock
Investment securities
Available-for-sale securities, Cost	100,000		100,000		100,000
Available-for-sale securities, Gross Unrealized Gain	1,900,000		1,900,000		500,000
Available-for-sale securities, Fair Value	$ 2,000,000		$ 2,000,000		$ 600,000